Income Tax - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Disclosure Of Income Taxes [Line Items]
Deferred tax liabilities	$ 5,892		$ 5,892		$ 3,316
Income tax expense	12,048	$ 9,388	36,870	$ 22,838
Current tax expense (income)	(13,347)	(9,006)	(31,316)	(20,990)
Current tax expense (income) and adjustments for current tax of prior periods	(13,347)	(9,006)	(31,316)	(20,990)
(Decrease)/Increase in deferred income tax assets	516	(532)	(2,977)	62
(Decrease)/Increase in deferred income tax liabilities	783	150	(2,577)	(1,910)
Deferred tax expense (income)	$ 1,299	$ (382)	$ (5,554)	$ (1,848)